SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 120,920
2024	762,060	$ 299,244
2025	541,613	596,223
2026	572,837	368,340
Thereafter	3,118,468
Total Lease Payments	5,115,898	3,094,200
Less Interest	(1,140,339)	(352,437)
Total Lease Liabilities	3,975,559	2,741,763
Less: Current Portion	(515,020)	(299,244)	$ (486,806)
Long-Term Liabilities	3,460,539	2,442,519	$ 4,058,455
2027		377,442
Thereafter		1,452,951
Total Lease Liabilities	$ 3,975,559	$ 2,741,763